Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
The Company’s estimated useful lives are as follows:

Furniture and equipment	3 to 20 years
Leasehold improvements	2 to 19 years
Equipment under capital lease	Shorter of lease term or asset useful life
Software	1 to 10 years
Property and equipment consist of the following (in millions):

	As of December 31,
	2018	2017
Software	$189.9	$168.4
Plant and equipment	134.9	127.7
Leasehold improvements	205.8	170.2
Equipment under capital lease	43.6	29.8
Software under development	20.2	11.7
Construction in progress	12.2	11.7
	606.6	519.5
Less: Accumulated depreciation	(292.8)	(215.2)
Total property and equipment, net	$313.8	$304.3